Stockholders' Deficit - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Schedule Of Stockholders Equity [Line Items]
Conversion of redeemable convertible preferred stock into common stock	16,496,860		16,496,860
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized before amendment			21,496,860
Preferred stock, shares authorized		5,000,000	5,000,000	5,000,000
Common stock , authorized shares reserved for future issuance			6,234,809
Common stock , shares authorized		50,000,000	50,000,000
Warrant contract term						5 years
Number of common stock shares called by warrant right						500,000
Warrant issued, exercise price						5.48
Warrant issued, expiration term						10 years
Warrant issued, exercise period						9 years 6 months
Accretion of customer warrant		$ 223	$ 892	$ 488	$ 141
Common Stock With Par Value
Schedule Of Stockholders Equity [Line Items]
Common stock, par value			$ 0.001